Revenue Recognition (Details) - Schedule of trading gains (losses) breakdown - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Trading Gains Losses Breakdown Abstract
CFD trading losses	$ (7,589,240)	$ (2,149,068)
TRS trading gains/(losses)	(3,014,475)	3,194,836
Other trading gains	428,682	(676,284)
Total	$ (10,175,033)	$ 369,484